Cover	Jan. 15, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Milestone Scientific Inc. is filing this Amendment No. 1 on Form 8-K/A (Amendment No. 1) (this “Form 8-K Amendment”) to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission on January 20, 2026 (the “Original Form 8-K”) solely to include Exhibit 10.1 and modify the address on the cover page, the title of the authorized signatory and Exhibit number. The Original Form 8-K inadvertently omitted the Exhibit, which was described in (but not filed with) the Original Form 8-K and included an incorrect address and an incorrect title of the authorized signatory. While Exhibit 10.1 includes a January 13, 2026 date, the cover page refers to January 15, 2026 as the parties executed the subject document (and the requisite stockholder approval was obtained) on such date. No other items or disclosures in the Original Form 8-K are being amended with this Form 8-K Amendment.
Document Period End Date	Jan. 15, 2026
Entity File Number	001-14053
Entity Registrant Name	Milestone Scientific Inc.
Entity Central Index Key	0000855683
Entity Tax Identification Number	13-3545623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	425 Eagle Rock Road
Entity Address, Address Line Two	Ste 403
Entity Address, City or Town	Roseland
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07068
City Area Code	(973)
Local Phone Number	535-2717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MLSS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false